Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 17, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance			$ 1,184,162
Transaction costs			(12,212)	$ (12,272)
Principal repayment			(143,000)	0
Borrowings, ending balance		$ 1,287,536	1,287,536	1,184,162
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance			1,188,132	1,185,805
Accretion of transaction costs and premiums			2,454	2,327
Borrowings, ending balance		1,190,586	1,190,586	1,188,132
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance			(3,970)	(5,531)
Proceeds from drawdown, net of repayments			100,000
Accretion of transaction costs and premiums			1,627	1,761
Transaction costs			(707)	(200)
Borrowings, ending balance		96,950	96,950	(3,970)
Copper Mountain Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance			0
Acquired through the acquisition of Copper Mountain			144,981
Principal repayment		(5,000)	(143,000)
Put option premium	$ (83,307)		(833)
Amortization and write-off of fair value			(1,148)
Borrowings, ending balance		$ 0	$ 0	$ 0